Business Segments - Reconciliation of Segment Operating Income to Income from Continuing Operations before Income Taxes (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income		$ 362	$ 385	$ 406	$ 279	$ 259	$ 332	$ 324	$ 217	$ 1,432	$ 1,132	$ 868
Amortization of contract acquisition costs										(27)	(17)	(16)
Other revenues, less other expenses										47	49	16
General and administrative										(443)	(439)	(409)
Gain on sales of assets, net										0	0	8
Interest expense										(371)	(351)	(334)
Gain (loss) on foreign currency transactions										(11)	3	(16)
Loss on debt extinguishment										0	(60)	0
Other non-operating income, net										28	29	22
Income from continuing operations before income taxes										1,078	753	540
Net other expenses from managed and franchised properties										(85)	(172)	(12)
Depreciation and amortization										(325)	(336)	(353)
Management and franchise [member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	[1]									2,157	1,927	1,521
Ownership [member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	[1]									108	120	113
Operating segments [member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income										$ 2,265	$ 2,047	$ 1,634

[1]	Includes management, royalty and IP fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated statements of operations.